Schedule of Cumulative Gross Margins (Detail) (USD $)	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Cumulative Gross Margin Thresholds Above 8,500,000 [Member] Minimum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 8,000,000 To 8,499,999 [Member] Minimum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 8,000,000 To 8,499,999 [Member] Maximum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 7,500,000 To 7,999,999 [Member] Minimum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 7,500,000 To 7,999,999 [Member] Maximum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From7,000,000 To 7,499,999 [Member] Minimum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From7,000,000 To 7,499,999 [Member] Maximum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 6,500,000 To 6,999,999 [Member] Minimum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 6,500,000 To 6,999,999 [Member] Maximum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 6,000,000 To 6,499,999 [Member] Minimum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 6,000,000 To 6,499,999 [Member] Maximum [Member]
Business Acquisition [Line Items]
Payment of contingent consideration from the CTS acquisition	$ 5,500,000	$ 5,500,000	[1]	$ 5,000,000	[1]	$ 5,425,000	[1]	$ 4,250,000	[1]	$ 4,925,000	[1]	$ 3,500,000	[1]	$ 4,175,000	[1]	$ 2,750,000	[1]	$ 3,425,000	[1]	$ 2,000,000	[1]	$ 2,675,000	[1]

[1]	These payments, if any, will consist of a minimum of 40% cash and the remainder paid in Cyalume common stock. The cash-portion of the payment can be greater than 40% at our discretion.